LOANS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SUMMARY OF LOANS PAYABLE

As of December 31, 2023 and 2022, loans payable consisted of:

	As of December 31,
	2023	2022
Loans payable – current portion	$2,467,656	$334,391
Loans payable – non-current portion	254,455	428,025
	$2,722,111	$762,416

SCHEDULE OF LINE OF CREDIT FOR WORKING CAPITAL REQUIREMENT

Education Angels has obtained line of credit for working capital requirement in 2020, 2021 and 2022. The loans are secured by the guarantees of the Director and do not have covenant clauses. The outstanding principal as of December 31, 2023 and December 31, 2022 are as follows:

Loan Type	Start Date	Loan Amount	Tenure	Interest Rate	Outstanding as of December 31, 2023	Outstanding as of December 31, 2022
IRD Loan	2020	$20,063	60 Months	3.25%	$10,247	$16,900
Juke NWN765	2021	$19,679	36 Months	1.30%	$5,500	$12,255
Qashqai NWN767	2021	$22,258	36 Months	1.20%	$6,990	$13,886
Qashqai NWN766	2022	$22,258	36 Months	1.20%	$7,396	$14,475

Mastermind Principles and Property Investors Network has obtained line of credit for the working capital requirement in 2020 and 2022. The loans are secured by the guarantees of the Director and do not have covenant clauses. The outstanding principal amount as of December 31, 2023 and December 31, 2022 are as follows –

Loan Type	Start Date	Loan Amount	Tenure	Interest Rate	Outstanding as of December 31, 2023	Outstanding as of December 31, 2022
Lloyds CBIL (MPL)	2020	$239,540	60 Months	2.80%	$126,067	$167,678
Funding Circle Loan (MPL)	2022	$380,804	48 Months	9.30%	$235,504	$305,787
The Funding Circle (PIN)	2022	$116,054	48 Months	9.30%	$69,271	$93,193
Lloyds Bounceback Loan	2022	$51,378	72 Months	2.50%	$30,764	$41,335
Other loans	2021	$14,269	-	-	$14,269	$10,508

Loan Type	Start Date	Loan Amount	Tenure	Interest Rate	Outstanding as of December 31, 2023	Outstanding as of December 31, 2022
Bridge Loan (Alto Opportunity)	2023	$2,200,000	4 Months	0%	$2,177,329	$-